Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	₺ 100,930	₺ 215,993	₺ (176,141)
- Income tax relating to fair value reserve	(25,233)	(7,961)	51,959
Gains (losses) recognized in other comprehensive income	₺ 75,697	₺ 208,032	₺ (124,182)